Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash is as follows:

	As at	As at	As at	As at
	September 30, 2018	December 31, 2017	September 30, 2017	December 31, 2016
	$	$	$	$
Cash and cash equivalents	54,361	71,439	60,606	94,157
Restricted cash – current	1,794	1,599	1,645	750
Restricted cash – long-term	2,672	2,672	2,672	—
	58,827	75,710	64,923	94,907